STOCK OPTION PLAN (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 option Y	Dec. 31, 2011 Y
Stock Option Plan 1		200,000
Stock Option Plan 2		$ 6
Stock Option Plan 3		1.63%
Stock Option Plan 4		2.875
Stock Option Plan 5		88.00%
Stock Option Plan 6		664,328
Stock Option Plan 7		20,761
Stock Option Plan 1	200,000
Stock Option Plan 2	6
Stock Option Plan 3	1.63%
Stock Option Plan 4	2.875
Stock Option Plan 5	88.00%
Stock Option Plan 6	664,328
Stock Option Plan 7	300,000
Stock Option Plan 8	0.13
Stock Option Plan 9	100,000
Stock Option Plan 10	0.70
Stock Option Plan 11	300,000
Stock Option Plan 12	30,000
Stock Option Plan 13	30,000
Stock Option Plan 14	0.82
Stock Option Plan 15	171,533
Stock Option Plan 16	21,367
Stock Option Plan 17	1.486%
Stock Option Plan 18	3
Stock Option Plan 19	55.00%
Stock Option Plan 20	11,100
Stock Option Plan 21	1.486%
Stock Option Plan 22	3
Stock Option Plan 23	55.10%
Stock Option Plan 24	226,486
Stock Option Plan 25	145,322
Stock Option Plan 26	3,951
Stock Option Plan 27	$ 93